Guarantees granted, commitments and contingent liabilities - repurchase obligation (Details) € in Millions	Dec. 31, 2017 EUR (€)
2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	€ 817
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	583
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	515
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	325
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	198
2023 and thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	€ 53